Jul. 28, 2017
GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A Shares of
Goldman Sachs Enhanced Income Fund
Goldman Sachs High Quality Floating Rate Fund
(the “Funds”)

Supplement dated June 15, 2018 to the Prospectus and Summary Prospectuses, each dated July 28, 2017, and Statement of Additional Information (“SAI”) dated November 30, 2017, each as supplemented to date

At a meeting held on June 13-14, 2018, the Funds’ Board of Trustees approved the following changes to the fees and features for each Fund’s Class A Shares: (i) a decrease in the Distribution and Service (12b-1) fees from 0.25% to 0.15% of the Fund’s average daily net assets attributable to Class A Shares; (ii) elimination of the initial sales charge (load) of up to 1.50% (as a percentage of offering price) imposed on purchases of Class A Shares; and (iii) for purchases of $1 million or more, elimination of the contingent deferred sales charge (CDSC) of 1.00% imposed in the event of certain redemptions within 18 months. If you exchange Class A Shares of another Goldman Sachs Fund that is subject to a CDSC into Class A Shares of a Fund, a CDSC may still apply as set forth in the Shareholder Guide section of the prospectus for your original Goldman Sachs Fund shares.

These changes will take effect on July 30, 2018.